CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 3,842,422	$ 6,333,076	$ 19,960,376	$ 19,684,030
Total	3,842,422	6,333,076	19,960,376	19,684,030
Cost of Goods Sold	2,266,711	3,976,400	12,867,466	12,548,637
Gross Profit	1,575,711	2,356,677	7,092,910	7,135,393
OPERATING EXPENSES:
General and administrative	932,246	805,228	2,636,326	3,100,320
Selling and marketing	603,804	568,366	2,378,413	2,415,183
Depreciation and amortization	55,277	56,448	226,046	232,338
Total operating expenses	1,591,326	1,430,042	5,240,785	5,747,841
OPERATING INCOME (LOSS)	(15,614)	926,636	1,852,125	1,387,552
OTHER (INCOME) AND EXPENSES
Interest expense	$ 20,648	25,018	94,667	40,906
Other expense (income)		$ (87,500)	(87,500)	(36,279)
Gain on extinguishment of debt
Loss on the sale of assets
Total other (income) expense	$ 20,648	$ (62,482)	7,167	4,627
INCOME TAXES (BENEFIT)	6,000	95,771	171,354	90,500
NET INCOME (LOSS)	$ (42,263)	$ 893,346	$ 1,673,602	$ 1,292,425
NET INCOME PER SHARE:
Basic	$ (0.01)	$ 0.11	$ 0.20	$ 0.17
Diluted	$ (0.01)	$ 0.10	$ 0.20	$ 0.14
Basic	8,184,126	8,138,018	8,180,428	7,830,909
Diluted	8,184,126	8,527,826	8,577,597	8,951,051